Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating income:
Revenue	$ 1,068,197	$ 1,193,321	$ 2,147,669	$ 2,370,382
Cost of revenue	330,008	379,294	711,388	791,520
Gross profit	738,189	814,027	1,436,281	1,578,862
Operating expenses:
General and administrative expenses	4,319,014	2,929,150	8,627,943	6,099,213
Depreciation expense	1,261	1,621	2,825	4,025
Total operating expenses	4,320,275	2,930,771	8,630,768	6,103,238
Operating loss	(3,582,086)	(2,116,744)	(7,194,487)	(4,524,376)
Other expenses (income):
GEM settlement fee expense			200,000
Other expense (income), net	64,145	(22,145)	60,027	(84,683)
Interest income			(10)	(111)
Gain on extinguishment of liability			(527,980)
Loss on debt issuance			171,000
Change in fair value of convertible notes	34,000		578,000
Yorkville prepayment premium expense	80,760		80,760
Total other expenses, net	576,398	1,356,837	1,465,202	2,711,050
Loss before income taxes	(4,158,484)	(3,473,581)	(8,659,689)	(7,235,426)
Income tax expense	6,624	12,472	5,691	15,749
Net loss	$ (4,165,108)	$ (3,486,053)	$ (8,665,380)	$ (7,251,175)
Net loss per share Basic	$ (0.15)	$ (0.54)	$ (0.39)	$ (1.12)
Net loss per share Diluted	$ (0.15)	$ (0.54)	$ (0.39)	$ (1.12)
Weighted average common shares outstanding Basic	27,091,830	6,459,626	22,223,722	6,456,378
Weighted average common shares outstanding Diluted	27,091,830	6,459,626	22,223,722	6,456,378
Nonrelated Party [Member]
Other expenses (income):
Interest expense - related party	$ 396,019	$ 521,420	$ 847,418	$ 1,059,298
Change in fair value of warrant liability - related party	(154,000)		(562,000)
Change in fair value of simple agreement for future equity - related party		68,582		91,443
Change in fair value of bifurcated embedded derivative liabilities - related party		(194,643)		(162,228)
Related Party [Member]
Other expenses (income):
Interest expense - related party	385,474	552,403	962,987	935,687
Change in fair value of warrant liability - related party	(230,000)		(345,000)
Change in fair value of simple agreement for future equity - related party		909,418		1,212,557
Change in fair value of bifurcated embedded derivative liabilities - related party		$ (478,198)		$ (340,913)